Income Taxes (Details) - Schedule of net operating losses and tax credit carryforwards - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2008	Dec. 31, 2020
Income Taxes (Details) - Schedule of net operating losses and tax credit carryforwards [Line Items]
Net operating losses, federal – Expiring amount		$ 153,787
Net operating losses, federal – Expiring expiration Years		2036 – 2037
Net operating losses, federal – Indefinite amount		$ 95,079
Net operating losses, federal – Indefinite expiration Years		Indefinite
Net operating losses, state amount		$ 506,204	$ 506,200
Net operating losses, state expiration Years		2037 – 2038
Net operating losses, foreign amount		$ 48
Net operating losses, foreign expiration Years		Indefinite
Tax credits, federal amount		$ 84,681
Tax credits, federal expiration Years		2037 – 2040
Tax credits, state amount		$ 74,749
Tax credits, state expiration Years		Indefinite